Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 660	$ (31)
Distributed Earnings [Abstract]
Distributed Earnings	43	35
Numerator - Net income
Net Income	703	4
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]		971,993
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	33,524,615	15,384,615
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	658	(31)
Distributed Earnings [Abstract]
Distributed Earnings	43	35
Numerator - Net income
Net Income	701	4
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	381,377,232	362,413,862
Fully Vested Options [Shares]	1,517,717	1,063,772
Weighted average number of ordinary shares [Shares]	382,894,949	363,477,634
Denominator for diluted income per share - adjusted weighted average number of shares and assumed conversion [Shares]	384,020,096	363,477,634
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]	1,125,147	0
Dilutive potential of convertible bonds [Shares]	0	0
Dilutive potential of E Ordinary shares [Shares]	0	0
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	2	0
Distributed Earnings [Abstract]
Distributed Earnings	0	0
Numerator - Net income
Net Income	$ 2	$ 0
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares [Shares]	2,723,866	3,483,676
Denominator for diluted income per share - adjusted weighted average number of shares and assumed conversion [Shares]	2,723,866	3,483,676